NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Schedule of Weighted Average Number of Shares (Details) - shares shares in Thousands	3 Months Ended								12 Months Ended
	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 24, 2015	Mar. 25, 2015	Dec. 24, 2014	Sep. 24, 2014	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Basic weighted average shares outstanding (in shares)	55,657	56,673	59,198	60,225	61,132	62,891	63,590	64,668	57,895	63,072	66,251
Weighted Average Number Diluted Shares Outstanding Adjustment									789	1,332	1,901
Diluted weighted average shares outstanding (in shares)	56,394	57,407	59,899	61,208	62,294	64,091	64,963	66,263	58,684	64,404	68,152
Stock options and restricted share awards outstanding excluded from dilutive earnings per share									550	119	113
Restricted Share Award
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									473	763	1,048
Employee Stock Option [Member]
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									316	569	853